Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF

January 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Note — 1.6%

Volatility Note — 1.6%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $181,722)	7,638	$161,009

Investment Companies — 98.3%

Bank Loan Funds — 8.1%
Invesco Senior Loan ETF(a)	25,468	565,899
SPDR Blackstone / GSO Senior Loan ETF	5,745	263,696
Total Bank Loan Funds		829,595

International Equity Core Funds — 20.7%
iShares Core MSCI EAFE ETF	15,116	1,036,655
Vanguard FTSE Developed Markets ETF	23,073	1,081,432
Total International Equity Core Funds		2,118,087

International Large Cap Growth Fund — 8.0%
iShares MSCI EAFE Growth ETF(a)	8,222	818,007

International Small Cap Equity Funds — 6.8%
Schwab International Small-Cap Equity ETF	6,423	240,220
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,803	460,391
Total International Small Cap Equity Funds		700,611

Investment Grade Corporate Bond Funds — 19.9%
iShares Broad USD Investment Grade Corporate Bond ETF	1,920	117,523
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	7,995	1,084,122
Vanguard Intermediate-Term Corporate Bond ETF	8,759	843,404
Total Investment Grade Corporate Bond Funds		2,045,049

U.S. Large Cap Core Funds — 7.6%
Financial Select Sector SPDR Fund	2,153	62,329
Health Care Select Sector SPDR Fund(a)	5,723	658,317
Technology Select Sector SPDR Fund	446	57,503
Total U.S. Large Cap Core Funds		778,149

U.S. Large Cap Growth Funds — 9.3%
iShares Core S&P U.S. Growth ETF(a)	1,057	93,396
Schwab U.S. Large-Cap Growth ETF(a)	936	119,331
SPDR Portfolio S&P 500 Growth ETF	1,555	85,587
Vanguard Growth ETF	2,409	604,105
Vanguard Russell 1000 Growth ETF(a)	197	48,488
Total U.S. Large Cap Growth Funds		950,907

U.S. Preferred Funds — 13.2%
Invesco Preferred ETF	24,199	359,597
iShares Preferred & Income Securities ETF(a)	26,377	998,370
Total U.S. Preferred Funds		1,357,967

U.S. Ultra Short Term Bond Funds — 4.7%
Goldman Sachs Access Treasury 0-1 Year ETF	993	99,419
Invesco Treasury Collateral ETF	377	39,838
IQ Ultra Short Duration ETF†	5,903	293,202
iShares Short Treasury Bond ETF(a)	447	49,402

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	10	915
Total U.S. Ultra Short Term Bond Funds		482,776

Total Investment Companies
(Cost $9,640,421)		10,081,148

Short-Term Investments — 7.4%

Money Market Funds — 7.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	736,513	736,513
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	19,263	19,263
Total Short-Term Investments
(Cost $755,776)		755,776

Total Investments — 107.3%
(Cost $10,577,919)		10,997,933
Other Assets and Liabilities, Net — (7.3)%		(745,482)
Net Assets — 100.0%		$10,252,451

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,924,580; total market value of collateral held by the Fund was $2,991,666. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,255,154.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Swap contracts outstanding at January 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	3/30/2021	Monthly	$(204,457)	$—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	3/30/2021	Monthly	(209,576)	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	6,427	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	10,212	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	67,868	—
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	37,061	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	58,305	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	4,121	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	16,590	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	30,348	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	(153,064)	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	12,120	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	106,848	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	9,631	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 2.98%	3/30/2021	Monthly	(52,251)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	111,734	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	84,268	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF - 0.63%	3/30/2021	Monthly	(206,136)	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	102,876	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 1.48%	3/30/2021	Monthly	(7,510)	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF - 3.18%	3/30/2021	Monthly	(3,396)	—
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	5,084	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	24,759	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	12,239	—
Schwab U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 1.50%	3/30/2021	Monthly	(150,503)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	27,173	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	92	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2021	Monthly	(23,120)	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	8,806	—
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	5,931	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	47,456	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	111,457	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	62,191	—

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	$86,950	$—
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 5.43%	3/30/2021	Monthly	(19,423)	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2021	Monthly	4,923	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 1.13%	3/30/2021	Monthly	(8,751)	—
						$—

At January 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e) Reflects the value at reset date of January 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$161,009	$—	$—	$161,009
Investment Companies	10,081,148	—	—	10,081,148
Short-Term Investments:
Money Market Funds	755,776	—	—	755,776
Total Investments in Securities	10,997,933	—	—	10,997,933
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$10,997,933	$—	$—	$10,997,933
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2021 (unaudited)

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2021	Value ($) at 01/31/2021
IQ Ultra Short Duration ETF	5,656	279,689	845,964	(830,739)	3,401	(5,113)	2,519	1,801	5,903	293,202